CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

5. CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash	165,508	299,109	656,179
Restricted cash	893	1,893	698
Total cash and restricted cash shown in the consolidated statements of cash flows	166,401	301,002	656,877

The balances of restricted cash were mainly related to bank deposits for performance guarantee, which were restricted for use as of December 31, 2019, 2020 and 2021, and will be released from restriction within the next 12 months.